INCOME TAXES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)	$ 4,000.0	$ (1,026,000)	$ 151,000
Valuation allowance	291,222,000	162,496,000
Tax credit carryforward	29,500,000	19,100,000
Unrecognized tax benefits	11,661,000	7,392,000	432,000	$ 140,000
Penalties and interest accrued	0	0
Penalties and interest expense	0	$ 0	$ 0
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	992,600,000
Year 2037 | Internal Revenue Service (IRS)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,100,000
Indefinite | Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 966,300,000